CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Revenue - Shipping	$ 962,803	$ 1,224,520	$ 833,332
Revenue - Product Services	2,600,944	1,722,820	724,792
Cost of cargo and delivery expenses - Product Services	(2,390,929)	(1,547,059)	(640,554)
Voyage expenses - Shipping	(383,798)	(509,340)	(350,016)
Vessel operating expenses	(84,984)	(82,192)	(93,428)
Time charter contracts (non-lease components)	(19,675)	(20,350)	(19,506)
General and administrative expenses	(71,134)	(56,773)	(31,916)
Charter hire expenses	(1,041)	(30,712)	(16,427)
Fair value gain from equity financial asset	1,326
Finance lease income	635	278	585
Other operating income/(expense) - net	1,332	(993)	815
Depreciation	(201,338)	(217,121)	(158,815)
Amortisation of intangible assets	(843)	(762)	(610)
Gain on disposal of vessels	20,391	42,374	21,110
Loss on derecognition of right-of-use assets (vessels)		(961)
Write back of impairment charge on vessels			1,470
Operating profit	433,689	523,729	270,832
Foreign currency exchange loss - net	(1,651)	(345)	(814)
Interest income	15,617	10,121	1,941
Interest expense	(19,849)	(27,304)	(29,773)
Other finance expenses	(2,843)	(2,237)	(2,538)
Finance expenses - net	(8,726)	(19,765)	(31,184)
Profit before tax	424,963	503,964	239,648
Income tax expense	(30,095)	(10,965)	(1,071)
Profit after tax	394,868	492,999	238,577
Items that will not be reclassified to profit or loss:
- fair value loss	(7,030)
Items that may be reclassified subsequently to profit or loss:
- fair value gain/(loss)	62,841	(102,297)	34,694
- reclassification to profit or loss	(21,464)	49,978	(3,248)
Currency translation reserve	(1,022)	2,334	2,066
Other comprehensive income/(loss), net of tax	33,325	(49,985)	33,512
Total comprehensive income	428,193	443,014	272,089
Profit attributable to:
Equity holders of the Company	354,296	469,957	227,396
Non-controlling interests	40,572	23,042	11,181
Profit after tax	394,868	492,999	238,577
Total comprehensive income:
Equity holders of the Company	387,797	418,818	260,705
Non-controlling interests	40,396	24,196	11,384
Total comprehensive income	$ 428,193	$ 443,014	$ 272,089
Earnings per share attributable to the equity holders of the Company: (expressed in US$ per share)
Basic earnings per share (US$ per share)	$ 2.65	$ 3.57	$ 1.69
Diluted earnings per share (US$ per share)	$ 2.64	$ 3.53	$ 1.68